Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Trade accounts receivable (net of expected credit losses of $55 (December 31, 2020 - $55))	$ 554	$ 1,190
Value added tax and income tax receivable	511	468
Other	10	23
Trade and other receivables	$ 1,075	$ 1,681